CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues (Note 19):
Software	$ 19,215	$ 21,598	$ 25,351
Maintenance and technical support	25,631	22,908	22,780
Consulting services	156,800	131,524	116,173
Total revenues	201,646	176,030	164,304
Cost of revenues:
Software	8,674	7,836	7,646
Maintenance and technical support	2,952	2,466	2,921
Consulting services	121,756	102,919	89,160
Total cost of revenues	133,382	113,221	99,727
Gross profit	68,264	62,809	64,577
Operating costs and expenses:
Research and development, net (Note 16a)	5,839	4,888	4,750
Selling and marketing	23,776	23,062	24,580
General and administrative	17,562	13,425	14,521
Total operating costs and expenses	47,177	41,375	43,851
Operating income	21,087	21,434	20,726
Financial expense, net (Note 16b)	(430)	(685)	(1,786)
Other income (expense), net	0	8	(67)
Income before taxes on income	20,657	20,757	18,873
Taxes on income (Note 13)	3,949	3,681	2,307
Net income	16,708	17,076	16,566
Net income attributable to redeemable non-controlling interests	4,520	639	425
Net income attributable to non-controlling interests	281	239	621
Net income attributable to Magic Software Enterprises Shareholders	$ 11,907	$ 16,198	$ 15,520
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 18):
Basic earnings per share	$ 0.27	$ 0.37	$ 0.36
Diluted earnings per share	$ 0.27	$ 0.36	$ 0.36